Stock-Based Compensation (Details 4) (Stock Incentive Plan and Omnibus Plan [Member], Stock Option, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan and Omnibus Plan [Member] | Stock Option
Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	15,142,061,000
Granted (Shares)	35,492,000
Exercised (Shares)	(1,740,447,000)
Forfeited or Expired (Shares)	(248,431,000)
Outstanding at the end of the period (in shares)	13,188,675,000	15,142,061,000
Exercisable at December 31, 2012 (Shares)	10,321,945,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	$ 10,600.00
Granted (In dollars per share)	$ 170.00
Exercised (In dollars per share)	$ 5,750.00
Forfeited or Expired (In dollars per share)	$ 14,660.00
Outstanding at the end of the period (in dollars per share)	$ 11,130.00	$ 10,600.00
Weighted Average Exerceise Price, Exercisable at December 31, 2012 (In dollars per share)	$ 10,830.00
Additional Disclosures [Abstract]
Outstanding at the beginning of the period	5 years 4 months 24 days	6 years 3 months 18 days
Outstanding at the end of the period	5 years 4 months 24 days	6 years 3 months 18 days
Weighted Average Remaining Contractural Term, Exercisable at Decebmer 31, 2012	4 years 8 months 12 days
Outstanding at the beginning of the period (in dollars)	$ 41,110
Outstanding at the end of the period (in dollars)	74,681	41,110
Aggregate Intrinsic Value, Exercisable at December 31, 2012 (In thousands of dollars)	$ 63,086